DEFERRED TAX ASSETS/(LIABILITIES) - TAX LOSS CARRY-FORWARDS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of tax loss carry-forwards in which no deferred income tax assets were recognised [line items]
Tax loss carry-forwards in which no deferred income tax assets were recognised	¥ 105,812	¥ 82,918
Less than 1 year [member]
Disclosure of tax loss carry-forwards in which no deferred income tax assets were recognised [line items]
Tax loss carry-forwards in which no deferred income tax assets were recognised	0	13,499
Between 1 and 2 years [member]
Disclosure of tax loss carry-forwards in which no deferred income tax assets were recognised [line items]
Tax loss carry-forwards in which no deferred income tax assets were recognised	6,371	6,371
2020 [member]
Disclosure of tax loss carry-forwards in which no deferred income tax assets were recognised [line items]
Tax loss carry-forwards in which no deferred income tax assets were recognised	18,478	18,478
2021 [member]
Disclosure of tax loss carry-forwards in which no deferred income tax assets were recognised [line items]
Tax loss carry-forwards in which no deferred income tax assets were recognised	22,325	22,325
2022 [member]
Disclosure of tax loss carry-forwards in which no deferred income tax assets were recognised [line items]
Tax loss carry-forwards in which no deferred income tax assets were recognised	22,245	22,245
2023 [member]
Disclosure of tax loss carry-forwards in which no deferred income tax assets were recognised [line items]
Tax loss carry-forwards in which no deferred income tax assets were recognised	¥ 36,393	¥ 0